FINANCIAL INSTRUMENTS - INTEREST RATE SWAP TRANSACTIONS (Details) - Interest Rate Swap $ in Thousands	Sep. 30, 2020 USD ($)
Derivative [Line Items]
Notional amount	$ 1,252,287
Minimum
Derivative [Line Items]
Fixed Interest Rates	1.12%
Maximum
Derivative [Line Items]
Fixed Interest Rates	2.90%